Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule For Finance Income And Expense [Line Items]
Interest income	$ 886	$ 1,115	$ 47
Accretion of royalty obligation	316	(355)	(748)
Accretion of acquisition payable	(41)
Bank charges and other interest	(24)	(25)	(30)
Finance expense from lease obligation	(22)
Accretion on holdback receivable	0	326	0
Total Finance costs (income)	1,115	1,061	(837)
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Accretion of acquisition payable		0	0
Finance expense from lease obligation		0	0
Interest on MIOP loan	$ 0	$ 0	$ (106)